LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Equity investments
Impairment charges
Recognized loss from equity method investments				(8,031)
Equity investments without readily determinable fair value			86,271
Initial investment equity investments without readily determinable fair value		647,000
Fair value of investment		23,000
Impairment charges of equity method investments		57,000,000,000
Impairment of equity investments without readily determinable fair value	$ 65,000		20,000.00
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment charges
Recognized loss from equity method investments				$ 10,000.00